S000024756 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Ex U.S.A. Index - Net Dividends (reflects no deduction for expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
CLEARWATER INTERNATIONAL FUND
Prospectus [Line Items]
Average Annual Return, Percent	22.21%	7.46%	9.13%
CLEARWATER INTERNATIONAL FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.18%	6.10%	8.12%
CLEARWATER INTERNATIONAL FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	5.79%	7.37%